Supplement dated November 6, 2000
               to Prospectus dated November 6, 2000
                       of ING Funds Trust

                  ING Large Cap Growth Fund
                  ING Growth & Income Fund
                  ING Mid Cap Growth Fund
                  ING Small Cap Growth Fund
                  ING Global Brand Names Fund
                  ING International Equity Fund
                  ING European Equity Fund
                  ING Tax Efficient Equity Fund
                  ING Focus Fund
                  ING Global Information Technology Fund
                  ING Global Communications Fund
                  ING Internet Fund
                  ING Emerging Markets Equity Fund


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated October 26, 2000.

* Effective November 1, 2000, the ING Funds ceased offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

* In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Pilgrim Securities will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

* ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Pilgrim Securities the opportunity to earn Starpoints. One Starpoint will be earned for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Pilgrim Securities. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts.
As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.


If you would like more information about ING Funds Trust call 800-992-0180.

                   Supplement dated November 6, 2000
                 to Prospectus dated November 6, 2000
                        of ING Funds Trust

                    ING Intermediate Bond Fund
                    ING High Yield Bond Fund
                    ING International Bond Fund
                    ING National Tax-Exempt Bond Fund

                      Class A, B and C Shares


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated October 26, 2000.

* In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Pilgrim Securities will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

* Effective November 1, 2000, the ING Funds ceased offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

* ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Pilgrim Securities the opportunity to earn Starpoints. One Starpoint will be earned for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Pilgrim Securities. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts.
As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

If you would like more information about ING Funds Trust call 800-992-0180.

                  Supplement dated November 6, 2000
                 to Prospectus dated November 6, 2000
                        of ING Funds Trust

                       ING Money Market Fund

                      Class A, B and C Shares


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated October 26, 2000.

* In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Pilgrim Securities will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

* Effective November 1, 2000, the ING Funds ceased offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

* ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Pilgrim Securities the opportunity to earn Starpoints. One Starpoint will be earned for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Pilgrim Securities. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts.
As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

If you would like more information about ING Funds Trust call 800-992-0180.